Schedule of Investments (unaudited) June 30, 2019	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 15.1%
CCR SA	363,600	$1,295,912
Centrais Eletricas Brasileiras SA, ADR	57,798	527,118
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	62,820	764,519
Ultrapar Participacoes SA, ADR	260,280	1,363,867

		3,951,416

Chile — 5.3%
Enel Americas SA, ADR	101,286	898,407
Enel Chile SA, ADR	100,728	481,480

		1,379,887

China — 36.4%
Beijing Capital International Airport Co. Ltd., Class H	476,000	417,357
Beijing Enterprises Water Group Ltd.	1,008,000	598,671
China Gas Holdings Ltd.	406,800	1,512,645
China Merchants Port Holdings Co. Ltd.	432,000	734,331
China Oilfield Services Ltd., Class H	540,000	534,298
China Resources Gas Group Ltd.	144,000	714,240
China Resources Power Holdings Co. Ltd.	324,000	472,781
COSCO SHIPPING Ports Ltd.	576,000	568,443
Guangdong Investment Ltd.	540,000	1,068,595
Jiangsu Expressway Co. Ltd., Class H	396,000	563,650
Kunlun Energy Co. Ltd.	1,008,000	878,653
Shenzhen Expressway Co. Ltd., Class H	240,000	288,461
Shenzhen International Holdings Ltd.	333,499	661,662
Zhejiang Expressway Co. Ltd., Class H	468,000	493,010

		9,506,797

Malaysia — 6.8%
Sapura Energy Bhd	2,574,000	186,860
Tenaga Nasional Bhd	477,000	1,597,503

		1,784,363

Mexico — 11.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,058	687,155
Grupo Aeroportuario del Pacifico SAB de CV, ADR	12,024	1,254,223
Grupo Aeroportuario del Sureste SAB de CV, ADR	6,624	1,073,817

		3,015,195

South Korea — 4.0%
Korea Electric Power Corp., ADR(a)(b)	94,662	1,050,748

Thailand — 11.4%
Airports of Thailand PCL, NVDR	1,243,800	2,980,983

Security	Shares	Value

United States — 0.7%
GasLog Ltd.	12,762	$183,773

Total Common Stocks — 91.3% (Cost: $21,613,802)		23,853,162

Preferred Stocks

Brazil — 2.6%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	177,714	677,090

Russia — 4.7%
Transneft PJSC, Preference Shares NVS	465	1,219,727

Total Preferred Stocks — 7.3% (Cost: $1,793,637)		1,896,817

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	1,088,222	1,088,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	13,103	13,103

		1,101,870

Total Short-Term Investments — 4.2% (Cost: $1,101,709)		1,101,870

Total Investments in Securities — 102.8% (Cost: $24,509,148)		26,851,849

Other Assets, Less Liabilities — (2.8)%		(734,987)

Net Assets — 100.0%		$26,116,862

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,825,420	(737,198)	1,088,222	$1,088,767	$1,089	(a)	$(7)	$161
BlackRock Cash Funds: Treasury, SL Agency Shares	47,828	(34,725)	13,103	13,103	355		—	—

				$1,101,870	$1,444		$(7)	$161

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,853,162	$—	$—	$23,853,162
Preferred Stocks	1,896,817	—	—	1,896,817
Money Market Funds	1,101,870	—	—	1,101,870

	$26,851,849	$—	$—	$26,851,849

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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